Average Annual Total Returns		12 Months Ended	60 Months Ended	86 Months Ended	103 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.17%	2.40%			1.70%
Performance Inception Date	[1]				Jun. 01, 2016
Class AB
Prospectus [Line Items]
Average Annual Return, Percent		5.17%	2.40%			1.70%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.14%	2.37%			1.65%
Performance Inception Date	[1]			Nov. 10, 2017
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.09%	2.38%			1.65%
Performance Inception Date	[1]			Nov. 10, 2017
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.14%	2.37%			1.57%
Performance Inception Date	[1]			Nov. 10, 2017
Class C
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.13%	2.37%			1.35%
Performance Inception Date	[1]			Nov. 10, 2017
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.15%	2.39%			1.65%
Performance Inception Date	[1]			Nov. 10, 2017

[1]
Inception dates: June 1, 2016 for Institutional Class shares and November 10, 2017 for Class A, Class C, Advisor Class, Class I and Class 1 shares. Performance information for periods prior to the inception of Class A, Class C, Advisor Class, Class I, Class 1 and Institutional Class shares is the performance of Class AB shares adjusted to reflect the respective expenses of the Class A, Class C, Advisor Class, Class I, Class 1 and Institutional Class shares.